APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
99.19%	COMMON STOCKS

2.47%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$615,069
	Charter Communications, Inc. - Class A*	854	518,856

			1,133,925
12.96% CONSUMER DISCRETIONARY
AutoZone, Inc.*	413	461,887
Booking Holdings, Inc.*	313	608,575
BorgWarner, Inc.	15,933	669,027
Darden Restaurants, Inc.	3,008	351,605
Hanesbrands, Inc.	42,843	655,069
Hasbro, Inc.	3,986	373,967
Kohl's Corp.	8,635	380,458
Marriott International, Inc. - Class A	3,700	430,347
O'Reilly Automotive, Inc.*	1,343	571,406
PulteGroup, Inc.	15,141	658,633
Toll Brothers, Inc.	15,276	780,604

		5,941,578

8.64% CONSUMER STAPLES
Church & Dwight Co., Inc.	6,606	557,745
The J.M. Smucker Co.	4,755	553,530
Monster Beverage Corp.*	7,906	686,478
Tyson Foods, Inc. - Class A	6,890	443,096
Unilever, N.V.	5,804	338,605
Walgreens Boots Alliance, Inc.	17,019	855,205
Walmart, Inc.	3,748	526,557

		3,961,216

0.43%	ENERGY
	Chevron Corp.	2,338	199,198
15.34%	FINANCIALS

	Ally Financial, Inc.	18,788	710,938
	American Express Co.	4,786	556,420
	Ameriprise Financial, Inc.	3,915	774,661
	Capital One Financial Corp.	7,020	731,905
	Discover Financial Services	6,000	501,240
	Huntington Bancshares, Inc.	27,286	360,857
	JPMorgan Chase & Co.	3,098	398,620
	Morgan Stanley	9,602	643,814
	PNC Financial Services Group, Inc.	2,948	423,097
	Prudential Financial, Inc.	10,581	828,281
	S&P Global, Inc.	1,296	410,832
	The Travelers Companies, Inc.	2,564	349,473
	Truist Financial Corp.	7,194	345,168

			7,035,306

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

	Shares	Fair Value
13.48% HEALTH CARE

AbbVie, Inc.	6,390	654,847
Amgen, Inc.	2,512	606,472
Anthem, Inc.	1,984	589,208
Centene Corp.*	5,935	357,880
Cerner Corp.	7,372	590,571
HCA Healthcare, Inc.	4,350	706,788
Johnson & Johnson	3,366	549,096
Merck & Co., Inc.	8,111	625,115
Molina Healthcare, Inc.*	3,376	721,147
Novartis AG	1,731	156,604
Stryker Corp.	2,822	623,690

		6,181,418

8.62% INDUSTRIAL
Allison Transmission Holdings, Inc.	12,204	496,703
Raytheon Co.	4,974	331,915
Sensata Technologies Holding PLC*	12,693	691,768
TransDigm Group, Inc.	928	513,444
Union Pacific Corp.	2,751	543,240
United Rentals, Inc.*	3,819	928,055
Verisk Analytics, Inc.	2,431	446,089

		3,951,214

25.79% INFORMATION TECHNOLOGY
Alphabet Inc. - Class A*	369	674,295
Arrow Electronics, Inc.*	7,373	719,826
Broadcom, Inc.	2,012	906,406
CDW Corp.	4,376	576,144
Cisco Systems, Inc.	6,848	305,284
Fidelity National Information Services, Inc.	3,902	481,741
Fiserv, Inc.*	5,293	543,538
FleetCor Technologies, Inc.*	2,069	502,250
Intel Corp.	10,470	581,190
Jabil, Inc.	17,774	735,310
KLA Corp.	3,437	962,601
Leidos Holdings, Inc.	5,161	547,376
Mastercard Inc. - Class A	1,820	575,648
ON Semiconductor Corp.*	29,636	1,022,146
Qorvo, Inc.*	4,904	837,996
Visa, Inc. - Class A	2,818	544,579
The Western Union Co.	20,194	449,720
Zebra Technologies Corp.*	2,206	855,553

		11,821,603

3.76% MATERIALS
Celanese Corp. - Class A	6,180	754,887
LyondellBasell Industries NV Class A	3,374	289,354
The Sherwin-Williams Co.	980	677,964

		1,722,205
2.82% REAL ESTATE

Medical Properties Trust, Inc.	24,004	506,724
Omega Healthcare Investors, Inc.	10,510	380,672
VEREIT, Inc.	11,468	404,018

		1,291,414

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

		Shares	Fair Value
1.13%	TELECOMMUNICATIONS

	Verizon Communications, Inc.	9,434	516,512
3.75%	UTILITIES

	The AES Corp.	29,071	709,042
	Public Services Enterprise Group, Inc.	5,924	334,291
	UGI Corp.	7,666	275,899
	Vistra Energy Corp.	19,988	399,160

			1,718,392

99.19%	TOTAL COMMON STOCKS		45,473,981
0.23%	MONEY MARKET FUND

	Federated Treasury Obligations Fund - Institutional Class 0.01%	105,787	105,787

99.42%	TOTAL INVESTMENTS		45,579,768
0.58%	Other assets, net of liabilities		265,491

100.00%	NET ASSETS		$45,845,259

* Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$45,473,981	$-	$-	$45,473,981
Money Market	$105,787			$105,787
Total Investments	$45,579,768	$-	$-	$45,579,768

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2021.
At January 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $32,277,754 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$13,757,967
	Gross unrealized depreciation			(455,953)
	Net unrealized appreciation			$13,302,014